Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001365135
Registrant Name	Western Union CO
Registration File Number	333-290539
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES